Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Basis of Presentation
(a) Basis of Presentation
The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The accompanying consolidated financial statements include the accounts of the Company and its subsidiaries (See Note 8—Group Subsidiaries to our consolidated financial statements) and Variable Interest Entities (“VIE”) for which the Company is a primary beneficiary are also consolidated (See Note 9—Variable Interest Entities to our consolidated financial statements). All intercompany accounts and transactions have been eliminated in consolidation.
As of December 31, 2019, the Company has consolidated 100% of PT Navigator Khatulistiwa, a VIE for which the Company is deemed to be the primary beneficiary, i.e. it has a controlling financial interest in this entity. The Company owns 49% of the VIE’s common stock, all of its secured debt and has voting control. All economic interests in the residual net assets reside with the Company. A VIE is an entity that in general does not have equity investors with voting rights or that has equity investors that do not provide sufficient financial resources for the entity to support its activities. A controlling financial interest in a VIE is present when a company has the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and has the right to residual gains or the obligation to absorb losses that could potentially be significant to the VIE.
On October 21, 2019, the Company entered into a sale and leaseback to refinance one of its vessels,
Navigator Aurora
. As of December 31, 2019, and 2020, the Company has consolidated 100% of OCY Aurora Ltd., the lessor variable interest entity (‘‘lessor VIE’’) that we have leased
Navigator Aurora
from under a sale and leaseback arrangement. The lessor VIE is a wholly-owned, newly formed special purpose vehicle (“SPV”) of a financial institution.
While we do not hold any equity investments in this lessor VIE, we have concluded that we are the primary beneficiary of the lessor VIE under U.S. GAAP and accordingly we are required to consolidate this lessor VIE into our financial results. Although consolidated into our results, we have no control over the funding arrangements negotiated by this lessor VIE entity including the interest rates to be applied. In consolidating the lessor VIE into our financial results, we must make assumptions regarding the debt amortization profile and the interest rate to be applied against the lessor VIE’s debt principal. Furthermore, our estimation process is dependent upon the timeliness of receipt and accuracy of financial information provided by the lessor VIE entity.
By virtue of the accounting principle of consolidation, transactions between consolidated entities are eliminated and accordingly the sale and leaseback refinancing transaction with OCY Aurora is not shown as a liability in the Company’s consolidated balance sheets, being superseded by the Navigator Aurora Facility between OCY Aurora and Ocean Yield Malta Limited. Please read Note 21—Related Party Transactions to our consolidated financial statements. Under the sale and leaseback transaction we are committed to monthly principal payments until the year five purchase option which include interest payable at a rate of U.S. LIBOR plus 430 basis points per annum. For additional detail refer to Note 9—Variable Interest Entities to our consolidated financial statements.
On January 31, 2018, the Company announced the execution of definitive agreements creating a 50/50 joint venture with Enterprise Products Partners L.P. (the “Export Terminal Joint Venture”) to construct and operate an ethylene export marine terminal at Morgan’s Point, Texas on the Houston Ship Channel (the “Marine Export Terminal”). Enterprise Products Partners, L.P. is the sole managing member of the Export Terminal Joint Venture and it is also the operator of the Marine Export Terminal. Interests in joint ventures are accounted for using the equity method. They are recognized initially at cost, which includes capitalized interest. The capitalized interest will be amortized over the useful life of the terminal. Subsequent to initial recognition, the consolidated financial statements will include the Company’s share of the profit or loss and other comprehensive income (“OCI”) of equity-accounted investees, until the date on which joint control ceases.
The Export Terminal Joint Venture is organized as a limited liability company and maintains separate ownership accounts, consequently we account for our investment using the equity method as our ownership interest is 50% and we exercise joint control over the investee’s operating and financial policies. We disclose our proportionate share of profits and losses from equity method unconsolidated affiliates in the statement of operations and adjust the carrying amount of our equity method investments on the balance sheet accordingly.
In March 2020, the Company collaborated with Pacific Gas Pte. Ltd. and Greater Bay Gas Co. Ltd. to form and manage the Luna Pool. We refer to the Company and Greater Bay Gas Co. Ltd. collectively as the “Pool Participants”. As part of the formation of the Luna Pool, a new entity, Luna Pool Agency Limited, (“Pool Agency”) was established in May 2020. The investment in the Pool Agency created a 50/50 joint venture with Greater Bay Gas Co. Ltd. as outlined by Accounting Standards Codification (“ASC”) 323 – Investments -Equity Method and Joint Ventures (“ASC 323”). The Company’s investment in the Pool Agency is accounted for as an equity investment in accordance with the guidance within ASC 810 – Consolidation and ASC 323. Therefore, we account for our investment using the equity method as our ownership interest is 50% and we exercise joint control over the entity’s operating and financial policies.
The year ended December 31, 2020 includes an out of period adjustment in the consolidated statements of operations of an additional $0.5 million in general and administrative costs and a decrease of $0.8 million in interest expense, resulting in an overall decrease in the net loss for the year ended December 31, 2020 of $0.3 million, and in the consolidated balance sheets at December 31, 2020, an increase to the investment in the equity accounted joint ventures of $0.3 million. Management believes this out of period adjustment is not material to the annual consolidated financial statements for the year ending December 31, 2020 or any previously issued financial statements.
Collaborative arrangements
The Pool Participants manage and participate in the activities of the Luna Pool through an executive committee comprising equal membership from both Pool Participants. Certain decisions made by the executive committee as to the operations of the Luna Pool require the unanimous agreement of both participants with others requiring a majority of votes. At this time we control 66% of the votes. The Company’s wholly owned subsidiary, NGT Services (UK) Limited acts as commercial manager (“Commercial Manager”) to the Luna Pool.
Under the pool agreement, the Commercial Manager is responsible, as agent, for the marketing and chartering of the participating vessels, collection of revenues and paying voyage costs such as port call expenses, bunkers and brokers’ commissions in relation to charter contracts, but the vessel owners continue to be fully responsible for the financing, insurance, crewing and technical management of their respective vessels. The Commercial Manager receives a fee based on the net revenues of the Luna Pool, which is levied on the Pool Participants, which was a net amount of $0.2 million, after the elimination of inter group income, for the year ended December 31, 2020, and is presented as other income within our consolidated statements of operations.
Pool revenues and expenses within the Luna Pool are accounted for in accordance with ASC 808 – Collaborative Arrangements, when two (or more) parties are active participants in the arrangement and exposed to significant risk and rewards dependent on the commercial success of the activity. Pool earnings (gross earnings of the pool less costs and overheads of the Luna Pool and fees to the Commercial Manager) are aggregated and then allocated to the Pool Participants in accordance with an apportionment for each participant’s vessels multiplied by the number of days each of their vessels are on hire in the pool during the relevant period and therefore the Company is exposed to risk and rewards dependent on the commercial success of the Luna Pool. We have concluded that the Company is an active participant due to its representation on the executive committee and the participation of the Commercial Manager, as is the other Pool Participant.
We have presented our share of net income earned under the Luna Pool collaborative arrangement across a number of lines in our consolidated statements of operations. For revenues and expenses earned/incurred specifically by the Company’s vessels and for which we are deemed to be the principal, these are presented gross on the face of our consolidated statements of operations within operating revenues, voyage expenses and brokerage commissions. Our share of pool net revenues generated by the other Pool Participant’s vessels in the Luna Pool collaborative arrangement is presented on the face of our consolidated statements of operations within operating revenues – Luna Pool collaborative arrangements. The other Pool Participant’s share of pool net revenues generated by our vessels in the pool is presented on the face of our consolidated statements of operations within voyage expenses – Luna Pool collaborative arrangements. The portion of the Commercial Manager’s fee which is due from the other Pool Participant is presented on the face of our consolidated statements of operations as other income.
The Luna Pool became operational during the quarter ended June 30, 2020. The impact on our consolidated statements of operations for the year ended December 31, 2020, was a recognition of operating revenues from Luna Pool collaborative arrangements of $12.8 million, and voyage expenses from Luna Pool collaborative arrangements of $12.4 million.
Adoption of new accounting standards
In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2016-13,
Financial Instruments—Credit Losses, which changes the recognition model for the impairment of financial instruments, including accounts receivable, loans and held-to-maturity
debt securities, among others. The Company adopted this guidance as of January 1, 2020.
Using the modified retrospective method, reporting periods beginning after January 1, 2020, are presented under Topic 326 while comparative periods continue to be reported in accordance with previously applicable GAAP and have not been restated. The adoption of Topic 326 did not have a material impact on our consolidated financial statements. The total provision on transition was $0.1 million and has been presented as an adjustment to equity in the consolidated statements of shareholders’ equity. For the amounts calculated for the Current Expected Credit Loss (“CECL”) model for the year ended December 31, 2020, since transition, the Company has recognized an expense in our consolidated statements of operations. As the amount is immaterial, it is presented within general and administration costs rather than as a separate line. For financial assets measured at amortized cost within the scope of Topic 326, we have separately presented on the statements of financial position the allowance for credit losses as a contra-asset that is deducted from the asset’s amortized cost basis.
Management has assessed the financial assets that fall under the scope of the new standard and have determined how to apply the model to each one. Cash, cash equivalents and restricted cash as well as insurance debtor amounts are considered to have negligible risk of loss, which management has based on consideration of whether the balances have short-term maturities and whether the counterparty has an investment grade credit rating, limiting any credit exposure, and as such no impairment allowance has been recognized. Trade receivables are presented net of allowances for doubtful debt based on observable events and expected credit losses. At each balance sheet date, all potentially uncollectible accounts are assessed individually for the purpose of determining the appropriate provision for doubtful accounts. The expected credit loss allowance is calculated using loss rates which reflect similar risk characteristics. Management has considered that trade receivables should be split into two pools with similar risk characteristics. Pool 1 consists of freight and recharge receivables for which management has made estimates of losses based on an aging matrix. Pool 2 consists of demurrage receivables where the percentage historical recovery/loss data over the last five years is utilized to model an estimate of expected credit losses.
Our trade receivables have short maturities so we have considered that forecasted changes to economic conditions will have an insignificant effect on the estimate of the allowance, except in extraordinary circumstances. Contract assets have been deemed as being at remote risk as there have been no historical contract assets recognized which were not subsequently invoiced to customers and paid. The risk of expected losses for these assets is deemed to be remote and an appropriate percentage of expected losses has been applied to the whole balance.
The activity in the allowance for credit losses for financial assets within the scope of ASU
2016-13
for the year ended December 31, 2020 was as follows:

(in thousands)
Beginning balance as of December 31, 2019	$—
Allowance recognized on transition	151
Current period provision for expected credit losses	10

Ending balance as of December 31, 2020	$161

In November 2018, the FASB issued ASU
2018-19,
Codification Improvements to Topic 326, Financial Instruments—Credit Losses which, amongst other things, clarifies that receivables arising from operating leases are not within the scope of the credit losses standard, but rather, should be accounted for in accordance with the new leasing standard, ASC 842 – Leases, which was adopted by the Company on January 1, 2019. The amendments relating to ASU
2016-13,
Topic 326, were adopted on January 1, 2020 and did not have a material impact on our consolidated financial statements.
In April 2019, the FASB issued ASU
2019-04,
Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments which, amongst other things, clarifies certain aspects of accounting for credit losses, hedging activities and financial instruments respectively. The amendments within ASU
2019-04
have various effective dates of adoption.
The amendments relating to Topic 326 and Topic 825 were adopted on January 1, 2020 and did not have a material impact on our consolidated financial statements. The amendments within ASU
2019-04
relating to Topic 815, Derivatives and Hedging were effective from the first annual reporting period beginning after April 25, 2019. The Company adopted the amendments on January 1, 2020.
The Company has no derivatives for which hedge accounting has been applied and as such, the amendments contained in this section of ASU
2019-04
are not applicable and there was no impact on our consolidated financial statements on adoption.
In May 2019, the FASB issued ASU
2019-05,
Financial Instruments—Credit Losses (Topic 326): Targeted Transition Relief which provides transition relief for entities adopting the credit losses standard, ASU
2016-13.
Specifically, ASU
2019-05
amends ASU
2016-13
to allow companies to irrevocably elect, on adoption of ASU
2016-13,
the fair value option for financial instruments that were previously recorded at amortized cost, are within the scope of the guidance in ASC
326-20,
are eligible for the fair value option under ASC
825-20
and are not
held-to-maturity
debt securities. ASU
2019-05
is required to be adopted at the same time as ASU
2016-13.
We adopted both ASU
2016-13
and ASU
2019-05
on January 1, 2020. The adoption of this amendment did not have a material impact on our consolidated financial statements or related disclosures.
In May 2019, the FASB issued ASU
2019-11,
Financial Instruments—Credit Losses (Topic 326): Codification Improvements, which revises certain aspects of the new guidance on Topic 326 for credit losses. Matters addressed in this amendment include purchased credit-deteriorated assets, transition relief for troubled debt restructurings, disclosure relief for accrued interest receivable, and financial assets secured by collateral maintenance provisions. ASU
2019-11
is required to be adopted at the same time as ASU
2016-13.
We adopted both ASU
2016-13
and ASU
2019-11
on January 1, 2020 and the adoption of this standard did not have a material impact on our consolidated financial statements and related disclosures.

Impairment of Vessels
(d) Impairment of Vessels
Our vessels are reviewed for impairment when events or circumstances indicate the carrying amount of the vessel may not be recoverable. When such indicators are present, a vessel is tested for recoverability and we recognize an impairment loss if the sum of the future cash flows (undiscounted and excluding interest charges that will be recognized as an expense when incurred) expected to be generated by the vessel over its estimated remaining useful life are less than its carrying value. If we determine that a vessel’s undiscounted cash flows are less than its carrying value, we record an impairment loss equal to the amount by which its carrying amount exceeds its fair value. The new lower cost basis would result in a lower annual depreciation than before the impairment.
Considerations in making such an impairment evaluation include comparison of current carrying values to anticipated future operating cash flows, expectations with respect to future operations and other relevant factors. The estimates and assumptions regarding expected cash flows require considerable judgment and are based upon historical experience, financial forecasts and industry trends and conditions. These assumptions are based on historical trends as well as future expectations. Specifically, in estimating future charter rates, management considers estimated daily TCE rates for each vessel over the estimated remaining lives of each of the vessels. We consider rates currently in effect for existing time charters and the estimated daily TCE rates used for unfixed vessels, which were based on the trailing
10-year
historical average
one-year
time charter rates. Recognizing that rates tend to be cyclical, and subject to some volatility based on factors beyond our control, we believe the use of estimates based on the
10-year
historical average rates to be appropriate. In addition, our vessels operate in a sector that is relatively young and data beyond 10 years is limited, while rates for one and five year periods would not necessarily include the peaks and troughs of a typical shipping cycle.

Drydocking Costs
(e) Drydocking Costs
Each vessel is required to be
dry-docked
every 30 to 60 months for classification society surveys and inspections of, among other things, the underwater parts of the vessel. These works include, but are not limited to hull coatings, seawater valves, steelworks and piping works, propeller servicing and anchor chain winch calibrations, all of which cannot be performed while the vessels are operating. The Company capitalizes costs associated with the dry-dockings
in accordance with ASC 360 – Property, Plant and Equipment, and amortizes these costs on a straight-line basis over the period to the next expected dry-docking.
Amortization of
dry-docking
costs is included in depreciation and amortization in the Consolidated Statements of Operations. Costs incurred during the dry-docking
period which relate to routine repairs and maintenance are expensed. Where a vessel is newly acquired, or constructed, a proportion of the cost of the vessel is allocated to the components expected to be replaced at the next drydocking based on the expected costs relating to the next drydocking, which is based on experience and past history of similar vessels. Drydocking costs are included within operating activities on the cashflow statement.

Intangible assets
(f) Intangible assets
Intangible assets consist of software acquisition and associated costs of software modification to meet the Company’s internal needs. Intangible assets are amortized on a straight-line basis over the expected life of the software license, product or the expected duration that the software is estimated to contribute to the cash
flows of the Company, estimated to be five years. Amortization of intangible assets is included in depreciation and amortization in the Consolidated Statements of Operations. Intangible assets are assessed for impairment when and if impairment indicators exist. An impairment loss is recognized if the carrying amount of an intangible asset is not recoverable and its carrying amount exceeds its fair value. No impairment has been recognized as of December 31, 2020. Amortization of intangible assets for the year ended December 31, 2020 was $0.09 million (December 31, 2019: $0.07 million) and for succeeding fiscal years is estimated to be $0.08 million (2021), $0.08 million (2022), $0.05 million (2023), $0.03 million (2024) and $0.01 million (2025) . The weighted average amortization period on December 31, 2020 was 2.6 years (December 31, 2019: 2.7 years).

Cash, Cash Equivalents and Restricted Cash
(g) Cash, Cash Equivalents and Restricted Cash
The Company considers highly liquid investments, such as time deposits and certificates of deposit, with an original maturity of three months or less when purchased, to be cash equivalents. As of December 31, 2019, and 2020 and for the years then ended, the Company had balances in this financial institution in excess of the insured amount. The Company also maintains cash balances in foreign financial institutions outside of the U.S. which are not covered by the Federal Deposit Insurance Corporation.
Included within cash, cash equivalents and restricted cash as of December 31, 2020 is an amount of $0.2 million relating to the cash belonging to the lessor VIE that we are required to consolidate under U.S. GAAP (December 31, 2019: $0.8 million). Please read Note 9—Variable Interest Entities to our consolidated financial statements.
Amounts included in restricted cash represent those required to be set aside as collateral by a contractual agreement with a banking institution for the forecast future liability on the cross-currency interest rate swap agreement at the reporting date, payable on maturity of our 2018 issued senior secured bonds (“2018 Bonds”). If the Norwegian Kroner depreciates relative to the U.S. Dollar beyond a certain threshold, we are required to place cash collateral with our swap providers. As of December 31, 2020, there was no collateral amount held with the swap provider (December 31, 2019: $1.3 million). The amounts held as collateral within restricted cash are assessed against daily currency movements and are presented as current assets on the Company’s consolidated balance sheets.

Financial Instruments—Debt Securities
(h) Financial Instruments—Debt Securities
The senior unsecured bonds issued in September 2020 (“2020 Bonds”), 2017 Bonds before their redemption in October 2020 and 2018 Bonds are recognized at the net amount of the proceeds received. Subsequent measurement is at amortized cost, net of deferred finance costs. Interest accrued on the 2020 Bonds and the 2018 Bonds is calculated on a
360-day
year basis and is included within accrued interest as a current liability. Deferred finance costs are amortized using the effective interest method over the lifetime of the 2020 Bonds and the 2018 Bonds.

Accounts Receivable, net
(i) Accounts Receivable, net
The Company carries its accounts receivable at cost less an allowance for expected credit losses. As of January 1 and December 31, 2020, the Company evaluated its accounts receivable and established an allowance for expected credit losses, based on a history of past write-offs, collections and current credit conditions. As of December 31, 2020, the Company also considers future and reasonable and supportable forecasts of future economic conditions in its allowance for expected credit losses. The Company does not generally charge interest on past-due
accounts (unless the accounts are subject to legal action), and accounts are written off as uncollectible when all reasonable collection efforts have failed. Accounts are deemed past-due
based on contractual terms.

Bunkers and lubricant oils
(j) Bunkers and lubricant oils
Bunkers and lubricant oils include bunkers (fuel), for those vessels under voyage charter, and lubricants. Under a time charter, the cost of bunkers is borne by and remains the property of the charterer. Bunkers and lubricant oils are accounted for on a first in, first out basis and are valued at cost.

Deferred Finance Costs
(k) Deferred Finance Costs
Costs incurred in connection with obtaining secured term loan facilities, revolving credit facilities and bonds are recorded as deferred financing costs and are amortized to interest expense over the estimated duration of the related debt. Such costs include fees paid to the lenders or on the lenders’ behalf and associated legal and other professional fees. Under the Accounting Standards Update (ASU) 2015- 03, Interest—Imputation of Interest the Company has adopted the accounting standard (Subtopic
835-30)—simplifying
the presentation of debt issuance cost to present the unamortized debt issuance costs, excluding up front commitment fees, as a direct reduction of the carrying value of the debt. Deferred financing costs related to undrawn debt are presented as assets on our consolidated balance sheets and amortized using the straight-line method. Following a loan refinancing assessed as a modification, any unamortized issuance costs related to the refinanced facility will continue to be amortized over the new term of the loan using the effective interest rate method.

Deferred Income	(l) Deferred Income Deferred income is the balance of cash received in excess of revenue earned under a time charter or voyage charter arrangement as of the balance sheet date.
Revenue Recognition
(m) Revenue Recognition
The Company receives its revenue streams from three different sources; voyage or ‘spot’ charters; contracts of affreightment (“COA”), and time charters.
Voyage charter and COA arrangements
In the case of vessels contracted under voyage charters, the vessel is contracted for a voyage, or a series of voyages, between two or more ports and the Company is paid for the cargo transported. Revenue from COAs is recognized on the same basis as revenue from voyage charters, as they are essentially a series of consecutive voyage charters. Payment from voyage charters and COAs is due upon discharge of the cargo at the discharge port. Since January 1, 2018, following adoption of ASU
No. 2014-09,
Revenue from Contracts with Customers, (“Topic 606”), our basis for revenue recognition for voyage charters and COAs has changed to recognize revenue on a load port to discharge port basis and determined percentage of completion for all voyage charters and COAs on a time elapsed basis. The Company believes that the performance obligation towards the customer starts to become satisfied once the cargo is loaded and the obligation becomes completely satisfied once the cargo has been discharged at the discharge port.
Under this revenue recognition standard, the Company has identified certain costs incurred to fulfill a contract with a charterer, which are costs incurred following the commencement of a contract or charter party but before the loading of the cargo commences. These directly related costs are generally fuel or any canal or port costs incurred to get the vessel from its position at inception of the contract to the load port to commence loading of the cargo. These costs are deferred and amortized over the duration of the performance obligation on a time basis.
Voyage charters and COAs have an expected duration of one year or less. The Company has applied optional exemptions on adoption of the new revenue standard, as set out in Topic
606-10-50-14
to 14A, exempting the Company from disclosing the aggregate amount of the transaction price allocated to the performance obligations that are unsatisfied (or partially unsatisfied) as at the balance sheet date and the expectation of when the Company expects to recognize these amounts.
Prior to the adoption of Topic 606, under a voyage charter or a COA the revenue was recognized on a discharge-to-discharge
basis in determining the percentage of completion commencing from the later of the charter party date and the date of completion of the previous discharge port until the following discharge port. We did not begin recognizing revenue until a charter had been agreed, even if the vessel had discharged its prior cargo and was sailing to the anticipated load port for its next voyage. The adoption of 606 had the effect of recognizing the revenue over a shorter period of time as the performance obligation commences from the loading of the cargo rather than from the inception of the contract.
Time charter arrangements
For vessels contracted under time charters, the arrangements are for a specified period of time. The Company receives a fixed charter rate per on-hire
day which is payable monthly in advance and revenue is recognized ratably over the term of the charter. Within our time charter arrangements key decisions concerning the use of the vessel during the duration of the time charter period reside with the charterer. We are responsible for the crewing, maintenance and insurance of the vessel, and the charterer is generally responsible for voyage specific costs, which typically include bunkers and port/canal costs. As the charterer holds rights to determine how and when the vessel is used and is also responsible for voyage specific costs incurred during the voyage, the charterer derives the economic benefits from the use of the vessel, as control over the use of the vessel is transferred to the charterer during the specified time charter period. Time charters are therefore considered operating leases and since January 1, 2019 we apply the lease income recognition guidance in ASC 842 – Leases following the adoption of that standard. In addition, the Company has performed a qualitative analysis of each of its time charter contracts and concluded that the lease component is the predominant component as the charterer would attribute most value to the ability to direct the use of the vessel rather than to the technical and crewing services to operate the vessel which are add-on
services. Accordingly, revenue from vessels under time charter arrangements is presented as a single lease component.
For each year presented prior to January 1, 2019, we recognized revenue for time charters as operating leases under the previous leasing standard, ASC 840, and recorded time charter revenue ratably over the term of the charter.

Other Comprehensive Income / (Loss)
(n) Other Comprehensive Income / (Loss)
The Company follows the provisions of ASC 220 – Comprehensive Income, which requires separate presentation of certain transactions, which are recorded directly as components of stockholders’ equity. Comprehensive income is comprised of net income/(loss) and foreign currency translation gains and losses.

Voyage Expenses and Vessel Operating Expenses
(o) Voyage Expenses and Vessel Operating Expenses
When the Company employs its vessels on time charter, it is responsible for all the operating expenses of the vessels, such as crew costs, stores, insurance, repairs and maintenance. In the case of voyage charters, the vessel is contracted only for a voyage between two or more ports, and the Company pays for all voyage expenses in addition to the vessel operating expenses. Voyage expenses consist mainly of in-port
expenses, canal fees and bunker (fuel) consumption and are recognized as incurred during the performance obligation (the period of time from load to discharge) of the vessel. The Company has identified certain voyage costs incurred to fulfill a contract with a charterer, which are costs incurred following the commencement of a contract or charter party but before the loading of the cargo commences. These directly related costs are generally fuel or any canal or port costs to get the vessel from its position at inception of the contract to the load port to commence loading of the cargo. These costs are deferred and amortized over the duration of the performance obligation on a time basis.

Repairs and Maintenance	(p) Repairs and Maintenance All expenditures relating to routine maintenance and repairs are expensed when incurred.
Insurance
(q) Insurance
The Company maintains hull and machinery insurance, war risk insurance, protection and indemnity insurance coverage, increased value insurance, demurrage and defense insurance coverage in amounts considered prudent to cover normal risks in the ordinary course of its operations. Premiums paid in advance to insurance companies are recognized as prepaid expenses and recorded as a vessel operating expense over the period covered by the insurance contract. In addition, the Company maintains Directors and Officers insurance.
When the Company has enforceable insurance in place, a receivable is recognized for an insured event if realization is probable. We apply judgement that an insurance recovery is probable when the insurer has confirmed that a claim is covered by insurance, the claim has been successful, and an amount will be paid to the Company. If the insurance receivable realization is probable, the receivable is measured as the lesser of (a) the recognized loss from the insurance event or (b) the probable recovery from the insurer. Subsequent receipt of the receivable is typically within a twelve month period, and insurance receivables are classified as current on our consolidated balance sheets. If the recoverability of the insurance claim is subject to dispute there is a rebuttable presumption that realization is not probable.

Share-Based Compensation
(r) Share-Based Compensation
The Company records as an expense in its financial statements the fair value of all equity-settled stock-based compensation awards. The terms and vesting schedules for share-based awards vary by type of grant. Generally, the awards vest subject to time-based (immediate to three years) service conditions. Compensation expense is recognized ratably over the service period.

Critical Accounting Estimates
(s) Critical Accounting Estimates
We prepare our consolidated financial statements in accordance with U.S. GAAP, which requires us to make estimates in the application of our accounting policies based on our best assumptions, judgments and opinions. On a regular basis, management reviews the accounting policies, assumptions, estimates and judgments to ensure that our consolidated financial statements are presented fairly and in accordance with U.S. GAAP. However, because future events and their effects cannot be determined with certainty, actual results could differ from our assumptions and estimates, and such differences could be material. For a description of our material accounting policies, please read Note 2—Summary of Significant Accounting Policies to our consolidated financial statements.

Foreign Currency Transactions
(t) Foreign Currency Transactions
Substantially all of the Company’s cash receipts are in U.S. Dollars. The Company’s disbursements, however, are in the currency invoiced by the supplier. The Company remits funds in the various currencies invoiced. The non U.S. Dollar invoices received, and their subsequent payments, are converted into U.S. Dollars when the transactions occur. The movement in exchange rates between these two dates is transferred to an exchange difference account and is expensed each month. The exchange risk resulting from these transactions is not material.
The primary source of our foreign exchange gains and losses are the movements on our Norwegian Kroner denominated 2018 Bonds. The 2018 Bonds are translated into U.S. Dollars at each reporting date at the prevailing exchange rate at the end of the period. The movement in the foreign exchange rates between each reporting date will result in a foreign exchange gain or loss on the 2018 Bonds, which is shown as a single line on the face of the statement of operations. The foreign currency exchange loss on the 2018 Bonds for the year ended December 31, 2020, was $1.9 million, compared to December 31, 2018 and 2019 when the foreign currency exchange gain on the 2018 Bonds was $2.4 million and $1.0 million, respectively.
The aggregate amount of all foreign exchange movements recorded in net income for the year ended December 31, 2020, was a $1.7 million loss compared to a $0.8 million gain for the year ended December 31, 2019 and a $2.2 million gain for the year ended December 31, 2018. The movement was primarily as a result of the foreign currency translation, at the prevailing exchange rate, of the 2018 Bonds mentioned in the previous paragraph.

Derivative instruments
(u) Derivative instruments
Derivative instruments are initially recorded at fair value as either assets or liabilities in the accompanying balance sheet and subsequently remeasured to fair value at each reporting
d
ate, regardless of the purpose or intent for holding the derivative. The resulting derivative assets or liabilities are shown as a single line and are not net off against one another on the face of the balance sheet. The method of recognizing the resulting gain or loss is dependent on whether the derivative contract qualifies for hedge accounting and has been designated as a hedging instrument. For derivative instruments that are not designated or that do not qualify as hedging instruments under ASC 815 – Derivatives and Hedging, the liability has been recognized as ‘Derivative liabilities’ on the balance sheet and changes in the fair value of the derivative financial instruments are recognized in earnings. Gains and losses from the Company’s non-designated
cross-currency interest rate swap agreement and interest rate swap agreements are recorded in unrealized (losses)/gains on non-designated
derivative instruments in the Company’s consolidated statements of operations but do not impact our cash flows.

Income Taxes
(v) Income Taxes
Navigator Holdings Ltd. and its Marshall Islands subsidiaries are currently not required to pay income taxes in the Marshall Islands on ordinary income or capital gains as they qualify as exempt companies.
The Company has four wholly owned subsidiaries incorporated in the United Kingdom where the base tax rate is 19%. These subsidiaries provide services to affiliated entities within the group.
The Company has a subsidiary in Poland where the base tax rate is 19%. The subsidiary earns management fees from fellow subsidiary companies.
The Company has a subsidiary incorporated in Singapore where the base tax rate is 17%. The subsidiary earns management and other fees and receives interest from a VIE, PT Navigator Khatulistiwa. The VIE is subject to Indonesian freight tax on all of its gross shipping transportation revenue at a rate of 1.2%.
The Company has consolidated a VIE incorporated in Malta where the base tax rate is 35%. This VIE is the lessor entity for the sale and leaseback of
Navigator Aurora
and pays interest, management and other fees to its parent entity, Ocean Yield Malta (please read Note 9—Variable Interest Entities to the consolidated financial statements).
The Company considered the income tax disclosure requirements of ASC 740 – Income Taxes, with regard to disclosing material unrecognized tax benefits; none were identified. The Company’s policy is to recognize accrued interest and penalties for unrecognized tax benefits as a component of tax expense. As of December 31, 2019, and 2020, there were no
accrued interest and penalties for unrecognized tax benefits.
Deferred taxation
Deferred income tax assets and liabilities are recognized for the future tax consequences attributed to differences between the financial statements and tax basis of existing assets and liabilities using enacted rates applicable to the periods in which the differences are expected to affect taxable income
. Deferred income tax balances included on the consolidated balance sheets reflect the effects of temporary differences between the carrying amounts of assets and liabilities and their tax basis and are stated at enacted tax rates expected to be in effect when taxes are actually paid or recovered. Deferred income tax assets represent amounts available to reduce income taxes payable on taxable income in future years. The recoverability of these future tax deductions is evaluated by assessing the adequacy of future taxable income, including the reversal of temporary differences and forecasted operating earnings. If it is deemed more likely than not that the deferred tax assets will not be realized, the Company provides for a valuation allowance.

Earnings Per Share
(w) Earnings Per Share
Basic earnings per common share (“Basic EPS”) is computed by dividing the net income/(loss) available to common stockholders by the weighted average number of shares outstanding. Diluted earnings per common share (“Diluted EPS”) are computed by dividing the net income available to common stockholders by the weighted average number of common shares and dilutive common share equivalents then outstanding.
Shares granted pursuant to the 2013 Restricted Stock Plan are the only dilutive shares, and these shares have been considered as outstanding since their respective grant dates for purposes of computing diluted earnings per share. These shares were antidilutive in the years ended December 31, 2018, 2019 and 2020 and thus not included in the calculation of diluted EPS in the last three years.

Related parties
(x) Related parties
Parties are related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also related if they are subject to common control or significant influence.

Segment Reporting
(y) Segment Reporting
Although separate vessel financial information is available, management internally evaluates the performance of the enterprise as a whole and not on the basis of separate business units or different types of charters. As a result, the Company has determined that it operates as one reportable segment. Since the Company’s vessels regularly move between countries in international waters over many trade routes, it is impractical to assign revenues or earnings from the transportation of international LPG and petrochemical products by geographic area. Other than three vessels involved in cabotage within Indonesia for the years ended December 31, 2020 and 2019, our vessels operate on a worldwide basis and are not restricted to specific locations. As disclosed in Note 5—Revenue to our consolidated financial statements, there are two different revenue streams due to the nature of the contracts that we operate. The Company considers the equity accounted joint ventures do not meet the criteria in ASC 280 to be separate reportable segments.

Recent Accounting Pronouncements
(z) Recent Accounting Pronouncements
The following accounting standards issued as of May 14, 2021, may affect the future financial reporting by Navigator Holdings Ltd:
On December 18, 2019, the FASB issued ASU
2019-12,
which modifies ASC 740 – Income Taxes (“Topic 740”) to simplify the accounting for income taxes, by removing certain exceptions to the general principles in Topic 740 and improve consistent application by clarifying and amending existing guidance. The amendments to this standard are effective for fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. Early adoption is permitted, including adoption in any interim period for which financial statements have not been issued, with the amendments to be applied on a retrospective, modified retrospective or prospective basis, depending on the specific amendment. We adopted the new standard with effect from January 1, 2021, and the adoption of this standard did not have a material impact on our consolidated financial statements and related disclosures.
In January 2020, the FASB issued ASU
2020-01,
Clarifying the Interactions Between Topic 321, Topic 323, and Topic 815. The amendments in ASU
2020-01
make improvements related to the accounting for (1) an equity security under the measurement alternative before application or after discontinuation of the equity method of accounting and (2) forward contracts and purchased options to acquire an equity instrument that will be accounted for under Topic 323. The guidance is effective for annual and interim periods beginning after December 15, 2020 for public business entities and an entity may early adopt the guidance in any annual or interim period after issuance. We adopted the new standard with effect from January 1, 2021, and the adoption of this standard did not have a material impact on our consolidated financial statements and related disclosures.
In March 2020, the FASB issued ASU
2020-04,
Reference Rate Reform (Topic 848)—Reference Rate Reform on Financial Reporting. The amendments provide temporary optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. ASU
2020-04
applies to contracts that reference LIBOR or another reference rate expected to be terminated because of reference rate reform. This optional guidance may be applied prospectively from any date beginning March 12, 2020 but cannot be applied to modifications that occur after December 31, 2022. We do not currently have any contracts that have been changed to a new reference rate, but we will continue to evaluate our contracts and the effects of this standard on our consolidated financial position, results of operations, and cash flows prior to adoption.
In August 2020, the FASB issued ASU
2020-06,
“Debt—Debt with Conversion and Other Options
(Subtopic 470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40)”,
which provides guidance to simplify the issuer’s accounting for convertible debt instruments and, among other changes, eliminates some of the conditions for equity classification in for contracts in an entity’s own equity and requires enhanced disclosures surrounding the terms and features of convertible instruments. The guidance is effective for annual periods beginning after December 15, 2021 and interim periods within that annual period for public business entities and an entity may early adopt the guidance for annual periods beginning after December 15, 2020. We plan to adopt these amendments on January 1, 2022 and we do not expect this ASU to have a significant impact on our consolidated financial statements and disclosures, as we currently have no convertible debt instruments.

Vessels [Member]
Vessels
(b) Vessels
Vessels are stated at cost, which includes the cost of construction, capitalized interest and other direct costs attributable to the construction. The cost of the vessels (excluding the estimated initial drydocking cost) less their estimated residual value is
depreciated
on a straight-line basis over the vessel’s estimated useful life. Management estimates the useful life of each of the Company’s vessels to be 30 years from the date of its original construction.

Vessels Under Construction [Member]
Vessels
(c) Vessels Under Construction
Vessels under construction are stated at cost, which includes the cost of construction, capitalized interest and other direct costs attributable to the construction. No provision for depreciation is made on construction in progress until such time as the relevant assets are completed and put into use.